Average Annual Total Returns		12 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index
Average Annual Return, Percent		17.88%	14.42%	15.06%	14.82%
Bloomberg Global Aggregate Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Global Aggregate Index
Average Annual Return, Percent		8.17%	(2.15%)	(0.40%)	1.26%
50% S&P 500/Bloomberg Global Aggregate Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	50% S&P 500/Bloomberg Global Aggregate Index
Average Annual Return, Percent		13.13%	6.03%		8.09%
Morningstar Tactical Allocation Category Average
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Tactical Allocation Category Average
Average Annual Return, Percent		11.70%	5.40%		5.98%
MSCI ACWI
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI
Average Annual Return, Percent		22.34%	11.19%		11.72%
50% MSCI/50% BBG Global Aggregate Blend
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	50% MSCI/50% BBG Global Aggregate Blend
Average Annual Return, Percent		15.18%	4.46%		6.58%
Morningstar Global Tactical Allocation Category Average
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Global Tactical Allocation Category Average
Average Annual Return, Percent		8.17%	(2.15%)		1.26%
S&P MidCap 400® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P MidCap 400® Index
Average Annual Return, Percent		7.50%	9.12%		10.72%
50% S&P 500/50% Bloomberg Global Aggregate Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	50% S&P 500/50% Bloomberg Global Aggregate Index
Average Annual Return, Percent		13.13%	6.03%	7.34%
Morningstar Tactical Allocation Category
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Tactical Allocation Category
Average Annual Return, Percent		11.70%	5.40%	5.98%
S&P 1500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 1500® Index
Average Annual Return, Percent		15.51%	12.29%		12.51%
S&P SmallCap 600® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Morningstar Mid-Cap Blend Category
Average Annual Return, Percent		8.94%	8.84%		9.68%
Leuthold Core Investment Fund Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.46%	8.12%		7.49%
Leuthold Core Investment Fund Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.33%	6.50%		6.30%
Leuthold Core Investment Fund Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.90%	6.16%		5.83%
Leuthold Core Investment Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.55%	8.22%		7.60%
Leuthold Global Fund Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.34%	6.24%		4.99%
Leuthold Global Fund Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.81%	4.90%		3.64%
Leuthold Global Fund Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		11.98%	4.74%		3.69%
Leuthold Global Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.72%	6.42%		5.20%
Leuthold Grizzly Short Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		(2.96%)	(5.38%)		(14.19%)
Leuthold Grizzly Short Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		(5.17%)	(7.00%)		(14.96%)
Leuthold Grizzly Short Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		(1.72%)	(4.57%)		(8.84%)
Leuthold Core ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		12.43%	7.38%	8.40%
Performance Inception Date	Jan. 06, 2020
Leuthold Core ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		11.92%	6.97%	8.02%
Leuthold Core ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of ETF shares
Average Annual Return, Percent		7.46%	5.65%	6.54%
Leuthold Select Industries ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		21.30%	13.49%		12.15%
Leuthold Select Industries ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		20.90%	11.92%		10.71%
Leuthold Select Industries ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Average Annual Return, Percent		12.88%	10.50%		9.65%